Activities of Orange Bank - Debts components (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total debts related to Orange Bank operations	€ 4,660	€ 4,364
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	3,685	3,910
Debts with financial institutions	975	454
Total debts related to Orange Bank operations	4,660	4,364
Operating segments [member] | Orange Bank, operating segment [member] | Balances on current accounts from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	2,800	3,087
Operating segments [member] | Orange Bank, operating segment [member] | Passbooks and special savings accounts [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	716	672
Operating segments [member] | Orange Bank, operating segment [member] | Balances on other deposits from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	169	151
Operating segments [member] | Orange Bank, operating segment [member] | Term borrowings and advances with financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	466	€ 454
Operating segments [member] | Orange Bank, operating segment [member] | Other borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	€ 509